General and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and administrative expenses
Professional fees	$ 112,794	$ 54,310	$ 23,841
Bank charges	865	886	666
Listing and filing fees	18,590	19,929	25,183
Office and miscellaneous	20,486	19,219	22,572
Consulting	86,106	86,397	86,749
Foreign exchange	2,535	1,500	191
General and administration	$ 241,376	$ 182,241	$ 159,202